iShares
®
U.S. Healthcare ETF
Schedule of Investments
(unaudited)
July 31, 2023
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Biotechnology  —  17 .3%
AbbVie, Inc. ............................ 1,070,426 $ 160,114,321
Alnylam Pharmaceuticals, Inc.
(a)
............... 74,961 14,647,379
Amgen, Inc. ............................ 324,034 75,872,561
Apellis Pharmaceuticals, Inc.
(a)
................ 60,362 1,554,322
Biogen, Inc.
(a)
........................... 87,369 23,606,230
BioMarin Pharmaceutical, Inc.
(a)
............... 113,414 9,972,493
Exact Sciences Corp.
(a) (b)
.................... 108,097 10,543,781
Exelixis, Inc.
(a)
........................... 194,126 3,826,223
Gilead Sciences, Inc. ...................... 758,140 57,724,780
Horizon Therapeutics PLC
(a)
................. 135,768 13,613,457
Incyte Corp.
(a) (b)
.......................... 111,927 7,131,988
Ionis Pharmaceuticals, Inc.
(a) (b)
................ 86,480 3,582,866
Karuna Therapeutics, Inc.
(a) (b)
................. 21,523 4,299,650
Mirati Therapeutics, Inc.
(a) (b)
.................. 27,353 827,975
Moderna, Inc.
(a)
.......................... 203,975 23,999,699
Natera, Inc.
(a)
........................... 62,662 2,833,576
Neurocrine Biosciences, Inc.
(a)
................ 58,676 5,978,498
Regeneron Pharmaceuticals, Inc.
(a)
............. 62,842 46,623,108
Roivant Sciences, Ltd.
(a)
.................... 147,676 1,769,159
Sarepta Therapeutics, Inc.
(a) (b)
................ 54,145 5,868,777
Seagen, Inc.
(a)
........................... 85,032 16,307,437
Ultragenyx Pharmaceutical, Inc.
(a)
.............. 40,789 1,758,822
United Therapeutics Corp.
(a)
.................. 27,377 6,644,945
Vertex Pharmaceuticals, Inc.
(a)
................ 156,263 55,057,705
554,159,752
a
Chemicals  —  0 .1%
Ginkgo Bioworks Holdings, Inc. , Class A
(a) (b)
....... 929,262 2,332,448
a
Health Care Equipment & Supplies  —  21 .4%
Abbott Laboratories ....................... 1,050,043 116,901,287
Align Technology, Inc.
(a)
..................... 46,329 17,507,266
Baxter International, Inc. .................... 306,139 13,846,667
Becton Dickinson & Co. .................... 171,893 47,892,828
Boston Scientific Corp.
(a)
.................... 870,872 45,154,713
Cooper Companies, Inc. (The) ................ 29,418 11,510,087
Dentsply Sirona, Inc. ...................... 127,962 5,312,982
Dexcom, Inc.
(a)
.......................... 234,503 29,209,694
Edwards Lifesciences Corp.
(a)
................ 365,129 29,966,137
Enovis Corp.
(a)
........................... 31,739 2,028,122
Envista Holdings Corp.
(a)
.................... 99,405 3,420,526
GE HealthCare Technologies, Inc. ............. 236,564 18,451,992
Globus Medical, Inc. , Class A
(a)
............... 47,970 2,891,152
Hologic, Inc.
(a)
........................... 147,124 11,684,588
ICU Medical, Inc.
(a) (b)
....................... 12,394 2,208,363
IDEXX Laboratories, Inc.
(a)
................... 49,940 27,703,216
Inspire Medical Systems, Inc.
(a)
............... 17,403 5,008,757
Insulet Corp.
(a)
........................... 41,965 11,613,814
Integra LifeSciences Holdings Corp.
(a)
........... 43,236 1,965,941
Intuitive Surgical, Inc.
(a)
..................... 211,846 68,722,842
Masimo Corp.
(a) (b)
......................... 28,760 3,517,348
Medtronic PLC .......................... 805,684 70,706,828
Novocure Ltd.
(a) (b)
......................... 63,900 2,085,696
Penumbra, Inc.
(a)
......................... 21,957 6,660,876
QuidelOrtho Corp.
(a) (b)
...................... 32,337 2,824,960
ResMed, Inc. ........................... 88,073 19,583,032
Shockwave Medical, Inc.
(a)
................... 21,949 5,719,909
STERIS PLC ............................ 60,061 13,546,759
Stryker Corp. ........................... 215,474 61,067,486
Tandem Diabetes Care, Inc.
(a) (b)
............... 38,975 1,361,007
Teleflex, Inc. ............................ 28,444 7,144,280
Security Shares Value
a
Health Care Equipment & Supplies (continued)
Zimmer Biomet Holdings, Inc. ................ 127,396 $ 17,599,757
684,818,912
a
Health Care Providers & Services  —  18 .2%
Acadia Healthcare Co., Inc.
(a)
................. 54,386 4,298,126
agilon health, Inc.
(a) (b)
...................... 167,155 3,201,018
Amedisys, Inc.
(a)
......................... 19,660 1,785,914
Cardinal Health, Inc. ....................... 156,219 14,289,352
Centene Corp.
(a) (b)
........................ 332,567 22,644,487
Chemed Corp. ........................... 8,884 4,629,364
Cigna Group (The) ........................ 177,089 52,258,964
DaVita, Inc.
(a)
............................ 32,688 3,333,849
Elevance Health, Inc. ...................... 143,795 67,818,036
Encompass Health Corp. ................... 59,985 3,960,810
HCA Healthcare, Inc. ...................... 124,010 33,831,168
Henry Schein, Inc.
(a)
....................... 78,899 6,216,452
Humana, Inc. ........................... 75,764 34,611,268
Laboratory Corp. of America Holdings ........... 53,575 11,461,300
Molina Healthcare, Inc.
(a)
.................... 34,980 10,651,060
Premier, Inc. , Class A ...................... 72,026 1,998,721
Quest Diagnostics, Inc. ..................... 68,000 9,194,280
R1 RCM, Inc.
(a)
.......................... 92,533 1,598,970
Tenet Healthcare Corp.
(a)
.................... 61,099 4,565,928
UnitedHealth Group, Inc. .................... 563,851 285,517,231
Universal Health Services, Inc. , Class B ......... 36,679 5,096,914
582,963,212
a
Health Care Technology  —  0 .7%
Certara, Inc.
(a) (b)
.......................... 72,784 1,417,105
Doximity, Inc. , Class A
(a) (b)
................... 65,847 2,352,713
Teladoc Health, Inc.
(a) (b)
..................... 99,403 2,959,227
Veeva Systems, Inc. , Class A
(a) (b)
.............. 87,707 17,911,524
24,640,569
a
Life Sciences Tools & Services  —  12 .3%
10X Genomics, Inc. , Class A
(a)
................ 55,567 3,499,610
Agilent Technologies, Inc. ................... 179,127 21,812,295
Avantor, Inc.
(a) (b)
.......................... 408,518 8,403,215
Azenta, Inc.
(a)
........................... 41,155 1,933,462
Bio-Rad Laboratories, Inc. , Class A
(a)
............ 12,720 5,156,179
Bio-Techne Corp. ......................... 94,208 7,856,947
Bruker Corp. ............................ 64,277 4,417,115
Charles River Laboratories International, Inc.
(a)
..... 30,809 6,455,718
Danaher Corp. .......................... 399,231 101,827,859
Fortrea Holdings, Inc.
(a) (b)
.................... 54,047 1,727,342
ICON PLC
(a)
............................ 49,348 12,406,581
Illumina, Inc.
(a) (b)
.......................... 95,910 18,429,106
IQVIA Holdings, Inc.
(a) (b)
..................... 111,806 25,017,711
Maravai LifeSciences Holdings, Inc. , Class A
(a)
..... 67,675 765,404
Medpace Holdings, Inc.
(a)
................... 14,102 3,570,203
QIAGEN NV
(a)
........................... 137,661 6,445,288
Repligen Corp.
(a) (b)
........................ 33,569 5,759,098
Revvity, Inc. ............................ 76,453 9,399,896
Sotera Health Co.
(a) (b)
...................... 60,057 1,139,882
Syneos Health, Inc. , Class A
(a)
................ 62,651 2,657,029
Thermo Fisher Scientific, Inc. ................. 234,013 128,393,573
West Pharmaceutical Services, Inc. ............ 44,901 16,525,364
393,598,877
a
Pharmaceuticals  —  29 .7%
Bristol-Myers Squibb Co. .................... 1,275,144 79,301,205
Catalent, Inc.
(a) (b)
......................... 108,742 5,276,162
Elanco Animal Health, Inc.
(a)
.................. 296,621 3,580,216
Eli Lilly & Co. ........................... 513,345 233,340,970
Jazz Pharmaceuticals PLC
(a)
................. 36,951 4,819,149

Schedule of Investments
(unaudited) (continued)
July 31, 2023
iShares
®
U.S. Healthcare ETF
(Percentages shown are based on Net Assets)
2
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Pharmaceuticals (continued)
Johnson & Johnson ....................... 1,577,837 $ 264,335,033
Merck & Co., Inc. ......................... 1,540,775 164,323,654
Organon & Co. .......................... 155,158 3,410,373
Perrigo Co. PLC ......................... 82,235 3,013,090
Pfizer, Inc. ............................. 3,427,434 123,593,270
Royalty Pharma PLC , Class A ................ 224,817 7,054,757
Viatris, Inc. ............................. 724,313 7,627,016
Zoetis, Inc. , Class A ....................... 280,745 52,805,327
952,480,222
a
Total Long-Term Investments — 99.7%
(Cost: $ 2,885,250,919 ) ............................... 3,194,993,992
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  1 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.42%
(c) (d) (e)
...................... 46,054,022 $ 46,063,233
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.22%
(c) (d)
............................ 5,649,428 5,649,428
a
Total Short-Term Securities — 1.6%
(Cost: $ 51,696,236 ) ................................. 51,712,661
Total Investments — 101.3%
(Cost: $ 2,936,947,155 ) ............................... 3,246,706,653
Liabilities in Excess of Other Assets — ( 1 .3 ) % ............... (42,379,255)
Net Assets — 100.0% ................................. $ 3,204,327,398
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/23
  Shares Held
at 07/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 45,927,072  $ 145,057
(a)
$ —  $ (6,032) $ (2,864) $ 46,063,233  46,054,022  $ 38,831
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 3,447,581  2,201,847
(a)
—  —  —  5,649,428  5,649,428  45,631  —
$ (6,032) $ (2,864)
$ 51,712,661
$ 84,462  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index ....................................................... 67 09/15/23 $ 9,123 $ 175,403

iShares
®
U.S. Healthcare ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2023
3
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,194,993,992  $ —  $ —  $ 3,194,993,992
Short-Term Securities
Money Market Funds ...................................... 51,712,661  —  —  51,712,661
$ 3,246,706,653  $ —  $ —  $ 3,246,706,653
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 175,403  $ —  $ —  $ 175,403
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.